UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

  			      FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
         	                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		 FPR Partners, LLC
Address:  	 199 Fremont Street
		 Suite 2500
		 San Francisco, CA  94105-2261

Form 13F File Number: 28-14965


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		 Siu Chiang
Title:		 Chief Financial Officer
Phone:		 415-284-8516

Signature, Place, and Date of Signing:

/s/ Siu Chiang	      	      San Francisco, California      August 8, 2012
-------------------------     -------------------------      -------------------
[Signature]                   [City, State]                  [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

  			     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		15
Form 13F Information Table Value Total:		1,473,442


                                                 FORM 13F INFORMATION TABLE


---------------------------- ---------------- --------- --------- ------------------- ---------- -------- ----------------------
                                                        VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT    PRN CALL DISCRETION MANAGERS SOLE       SHARED NONE
---------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
ARCH CAP GROUP LTD           ORD              G0450A105   228,894  5,767,055  SH      SOLE                 5,767,055
ARCH CAP GROUP LTD           ORD              G0450A905    58,309  1,469,100  SH CALL SOLE                 1,469,100
EXXON MOBIL CORP             COM              30231G902   132,736  1,551,200  SH CALL SOLE                 1,551,200
GENERAL DYNAMICS CORP        COM              369550108    56,689    859,440  SH      SOLE                   859,440
GRUPO TELEVISA SA            SPON ADR REP ORD 40049J206    59,754  2,781,852  SH      SOLE                 2,781,852
LIBERTY INTERACTIVE CORPORAT INT COM SER A    53071M104    96,742  5,442,590  SH      SOLE                 5,442,590
LIBERTY MEDIA CORPORATION    LIB CAP COM A    530322106   168,729  1,919,333  SH      SOLE                 1,919,333
LPL INVT HLDGS INC           COM              50213H100   179,888  5,326,853  SH      SOLE                 5,326,853
MOHAWK INDS INC              COM              608190104    89,014  1,274,722  SH      SOLE                 1,274,722
SCHWAB CHARLES CORP NEW      COM              808513105    70,253  5,433,345  SH      SOLE                 5,433,345
SEALY CORP                   COM              812139301    16,511  8,925,065  SH      SOLE                 8,925,065
SEALY CORP                   SR SECD 3RD 8%   812139400    58,761  1,008,764  SH      SOLE                 1,008,764
THERAVANCE INC               COM              88338T104    21,086    948,986  SH      SOLE                   948,986
VIASAT INC                   COM              92552V100   151,401  4,008,509  SH      SOLE                 4,008,509
WABCO HLDGS INC              COM              92927K102    84,675  1,599,753  SH      SOLE                 1,599,753